UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22430

Man Long Short Fund

(Exact name of registrant as specified in charter)

452 5th Avenue, New York, NY 10018

(Address of principal executive offices) (Zip code)

With a copy to:
Orly Lax	Michael S. Caccese
452 5th Avenue	K & L Gates LLP
New York, NY 10018	One Lincoln Street
(Name and address of agent for service)	Boston, MA 02111

Registrant’s telephone number, including area code: 212-649-6600

Date of fiscal year end: March 31, 2013

Date of reporting period: December 31, 2012

Item 1. Schedule of Investments.

Man Long Short Fund

Schedule of Investments (Liquidation Basis)

December 31, 2012

(Unaudited)

	Shares	Cost	Fair Value	% of Net Assets
Investments in Hedge Funds
Passive Foreign Investment Company
Equity Hedge
Long-Short US
Alysheba Fund, Ltd. (1)	466	$1,080,000	$1,280,687	25.53%
Total Investments		$1,080,000	$1,280,687	25.53%

Security is non-income producing.
(1)	Please refer to Note 3, Fair Value Measurements, for more information regarding the liquidity provisions for investments greater than 5% of net assets.

See accompanying notes to schedule of investments.

MAN LONG SHORT FUND

Notes to Schedule of Investments (Liquidation Basis)

December 31, 2012

(Unaudited)

1. ORGANIZATION

Man Long Short Fund (the “Fund”) was organized on May 25, 2010, as a Delaware statutory trust under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933 (the “1933 Act”), as a non-diversified closed-end management investment company. The Fund commenced operations on September 1, 2010. The Fund registered 30,000,000 shares of beneficial interest (“Shares”), which were issued in more than one class.

The Fund’s investment objective was to seek to capture a proportion of upside in rising equity markets while moderating downside in market downturns over a full market cycle, by investing across long-short equity strategies.  The Fund invested substantially all of its investable assets in hedge funds which are pooled investment vehicles that globally invest in long-short equity strategies including: net long, variable equity, market neutral and dedicated short-selling (“Hedge Funds”).

The Board of Trustees (the “Board” and each member a “Trustee”) provides broad oversight over the operations and affairs of the Fund. Certain Trustees also serve as members of the Fund’s Audit Committee and/or the Fund’s Valuation Committee. A majority of the Board is comprised of independent trustees. The Board is authorized to engage an investment adviser and has selected Man Investments (USA) LLC, (the “Adviser”), to manage the Fund’s portfolio and operations, pursuant to an advisory agreement (the “Advisory Agreement”). The Adviser is an Illinois limited liability company registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended, and is also registered as a “commodity trading advisor” and a “commodity pool operator” with the Commodity Futures Trading Commission and is a member of the National Futures Association. Under the Advisory Agreement, the Adviser is responsible for the day-to-day management of the Fund and for the allocation of assets to various Hedge Funds, subject to policies adopted by the Board. Man Investments, Inc. (“MII”), an affiliate of the Adviser, served as the investor servicing agent and general distributor and as such, provided or procured investor services and administrative assistance for the Fund. MII could delegate all or a portion of its duties as investor servicing agent to other parties, who would in turn act as sub-servicing agents.

Effective August 1, 2012, the Board authorized a plan of liquidation of all outstanding Shares of the Fund (the “Plan”) upon recommendation by the Adviser. The Board considered the Fund’s small size, among other factors, in its decision to liquidate the Fund. The Fund commenced a final tender off (“Offer”) on August 27, 2012 to repurchase all outstanding Shares at net asset value as of September 30, 2012.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of Accounting

Pursuant to the Plan, the Fund changed its basis of accounting to the liquidation basis effective August 1, 2012. The liquidation basis of accounting (“LBA”) is appropriate when an entity is no longer considered a going concern. LBA requires the Fund to record its assets and liabilities at estimated net realizable value.

The accounting and reporting policies of the Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

MAN LONG SHORT FUND

Notes to Schedule of Investments (Liquidation Basis)

December 31, 2012

(Unaudited)

(b) Cash and Cash Equivalents

The Fund considers all highly liquid financial instruments with original maturities at the time of purchase of three months or less to be cash equivalents.

(c) Use of Estimates

The preparation of the Schedule of Investments in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts in the Schedule of Investments. Actual results could differ from those estimates and such differences may be significant.

(d) Investment Securities Transactions

The Fund records investment transactions on a trade-date basis.

Investments held by the Fund have been recorded at net realizable value (as further defined below) at the date of the financial statements.

(e) Valuation of Investments

The valuation of the Fund’s investments will be determined as of the close of business at the end of each reporting period, generally monthly. The valuation will be determined in a similar manner through the date the Fund holds investments in Hedge Funds, and thereafter in a manner and timing to facilitate the final liquidation of the Fund. The valuation of the Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Fund’s administrator (the “Administrator”). The Board’s Valuation Committee has primary responsibility for ensuring that appropriate valuation methods are used to price investments for the Fund.

The Board’s Valuation Committee has adopted valuation policies and procedures and delegated day to day valuation to the adviser’s valuation committee, which applies the Fund’s policies and procedures and interacts with and reports to the Board’s Valuation Committee, as appropriate.

Under LBA, the Fund’s investments are recorded at their net realizable value, which is the amount of cash, or its equivalent, into which the investment is expected to be converted at redemption.

The Fund is not able to obtain complete investment holding details on the Hedge Fund reported on the Schedule of Investments in order to determine if the Fund’s proportional share of any investments held by the Hedge Fund exceeds 5% of net assets of the Fund as of December 31, 2012.

3. FAIR VALUE MEASUREMENTS

The Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date under current market conditions. The Fund considers fair value to be the equivalent of net realizable value under LBA.

MAN LONG SHORT FUND

Notes to Schedule of Investments (Liquidation Basis)

December 31, 2012

(Unaudited)

The inputs used to determine the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1— quoted prices in active markets for identical assets

•	Level 2 — investments with other significant observable inputs or investments that can be fully redeemed at the net asset value in the “near term”

•	Level 3 — investments with significant unobservable inputs (which may include the Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, all or a portion of the investment is side-pocketed or have lock-up periods greater than 90 days.

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The following is a summary categorization as of December 31, 2012, of the Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments
Passive Foreign Investment Companies
Equity Hedge	$-	$1,280,687	$-	$1,280,687
Total Investments	$-	$1,280,687	$-	$1,280,687

There were no transfers between Levels 1, 2 or 3 as of December 31, 2012, based on levels assigned to Hedge Funds on March 31, 2012.

The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the net asset value per share (the “NAV”) as calculated on the reporting entity’s measurement date as the fair value of the investment. The Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date.

The Hedge Fund in which the Fund invests has limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. The Hedge Fund in which the Fund invests has quarterly withdrawal rights after a maximum of a two year lock up period from the date of the initial investment.

MAN LONG SHORT FUND

Notes to Schedule of Investments (Liquidation Basis)

December 31, 2012

(Unaudited)

A listing of the investments held by the Fund and their attributes as of December 31, 2012, are shown in the table below.

Investment Category	Investment Strategy	Net Realizable Value (in 000's)	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Equity Hedge(a)	The Fund's investment objective was to seek to capture a proportion of upside in rising equity markets while moderating downside in market downturns over a full market cycle, by investing across long-short equity strategies.	$1,281	Quarterly	90	3% redemption fee

 _______________________

*	The information summarized in the table above represents the general terms of the investments in Hedge Funds within the specified investment category. In addition, most Hedge Funds have the flexibility, as provided for in their constituent documents, to modify and/or waive such terms. The Fund's investments reflect their estimated fair value (which represents net realizable value), which would generally be the net asset value as provided by the fund or its administrator.

(a)	This category includes Hedge Funds that may rely upon specific regional or industry expertise to identify investment opportunities. Industry-focused Hedge Fund Managers may, for example, focus on specific industry sectors such as technology, health care and financials. Hedge Fund Managers’ geographic focus may be as broad as global, U.S., Europe or Asia, or as narrow as a specific country such as Japan. Additionally, long-short equity Hedge Fund Managers may be value-oriented, growth-oriented or opportunistic.

Below are the cost, net realizable value as percentage of net assets, and liquidity provisions for all investments in Hedge Funds constituting greater than 5% of net assets as of December 31, 2012:

Investment	Cost	Net Realizable Value as % of Net Assets	Liquidity Provisions

Alysheba Fund, Ltd.	$1,080,000	25.53%	90 days; 3% redemption fee
Total Investments	$1,080,000	25.53%

4. INVESTMENT RISKS

In the normal course of business, the Hedge Funds in which the Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Fund’s risk of loss in these Hedge Funds is limited to the value of the Fund’s investment in such Hedge Funds.

Hedge Funds selected by the Fund typically manage portfolios of both long and short positions in equity securities. The success of such Hedge Fund Managers depends largely on their ability to identify mispriced stocks. Individual Hedge Funds may incorrectly size their positions despite position and risk limits. Long-short equity Hedge Fund Managers rely upon market liquidity to manage their portfolio risk. Illiquidity, particularly in a market exhibiting either an up or down trend, could result in significant losses. Moreover, despite carrying both long and short equity positions in their portfolios, long-short equity Hedge Fund Managers typically maintain some overall level of long or short exposure to the equity markets and are susceptible to significant price moves in equities.

MAN LONG SHORT FUND

Notes to Schedule of Investments (Liquidation Basis)

December 31, 2012

(Unaudited)

5. INVESTMENTS IN PORTFOLIO SECURITIES

(a) Investment Activity

As of December 31, 2012, the Fund only held investments in Hedge Funds.

6. FEDERAL INCOME TAX INFORMATION

As of December 31, 2012, the Fund’s tax cost was $1,314,732 resulting in accumulated unrealized depreciation of $34,045.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Man Long Short Fund

By (Signature and Title) /s/ Lance Donenberg

Lance Donenberg

President and Principal Executive Officer

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Lance Donenberg

Lance Donenberg

President and Principal Executive Officer

Date: February 28, 2013

By (Signature and Title) /s/ JingLu Eng

JingLu Eng

Treasurer and Principal Financial and Accounting Officer

Date: February 28, 2013